Unsecured senior notes - General (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2023 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Feb. 28, 2021 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2014 USD ($)
Unsecured senior notes
Unsecured senior notes
Carrying value | ¥						¥ 101,865		¥ 94,259
Unamortized discount and debt issuance costs | ¥						665		668
Total principal amounts of unsecured senior notes | ¥						102,530		94,927
Less: current portion of principal amounts of unsecured senior notes | ¥						(4,801)
Non-current portion of principal amounts of unsecured senior notes | ¥						¥ 97,729		¥ 94,927
2014 Senior Notes
Unsecured senior notes
Principal amount | $											$ 8,000
Repayment amount | $		$ 1,500	$ 2,250	$ 1,300
2017 Senior Notes
Unsecured senior notes
Principal amount | $										$ 7,000
Repayment amount | $	$ 700
2021 Senior Notes
Unsecured senior notes
Principal amount | $									$ 5,000
US$700 million 2.800% notes due 2023 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 700		$ 700
Fixed interest rate					2.80%	2.80%	2.80%	2.80%
Carrying value | ¥						¥ 4,800		¥ 4,439
Effective interest rate					2.90%	2.90%	2.90%	2.90%
US$2,250 million 3.600% notes due 2024 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 2,250		$ 2,250
Fixed interest rate					3.60%	3.60%	3.60%	3.60%
Carrying value | ¥						¥ 15,410		¥ 14,256
Effective interest rate					3.68%	3.68%	3.68%	3.68%
US$2,550 million 3.400% notes due 2027 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 2,550		$ 2,550
Fixed interest rate					3.40%	3.40%	3.40%	3.40%
Carrying value | ¥						¥ 17,397		¥ 16,091
Effective interest rate					3.52%	3.52%	3.52%	3.52%
US$1,500 million 2.125% notes due 2031 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 1,500		$ 1,500
Fixed interest rate					2.125%	2.125%	2.125%	2.125%
Carrying value | ¥						¥ 10,234		¥ 9,469
Effective interest rate					2.20%	2.20%	2.20%	2.20%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 700		$ 700
Fixed interest rate					4.50%	4.50%	4.50%	4.50%
Carrying value | ¥						¥ 4,754		¥ 4,400
Effective interest rate					4.60%	4.60%	4.60%	4.60%
US$1,000 million 4.000% notes due 2037 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 1,000		$ 1,000
Fixed interest rate					4.00%	4.00%	4.00%	4.00%
Carrying value | ¥						¥ 6,807		¥ 6,300
Effective interest rate					4.06%	4.06%	4.06%	4.06%
US$1,000 million 2.700% notes due 2041 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 1,000		$ 1,000
Fixed interest rate					2.70%	2.70%	2.70%	2.70%
Carrying value | ¥						¥ 6,761		¥ 6,256
Effective interest rate					2.80%	2.80%	2.80%	2.80%
US$1,750 million 4.200% notes due 2047 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 1,750		$ 1,750
Fixed interest rate					4.20%	4.20%	4.20%	4.20%
Carrying value | ¥						¥ 11,898		¥ 11,014
Effective interest rate					4.25%	4.25%	4.25%	4.25%
US$1,500 million 3.150% notes due 2051 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 1,500		$ 1,500
Fixed interest rate					3.15%	3.15%	3.15%	3.15%
Carrying value | ¥						¥ 10,206		¥ 9,448
Effective interest rate					3.19%	3.19%	3.19%	3.19%
US$1,000 million 4.400% notes due 2057 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 1,000		$ 1,000
Fixed interest rate					4.40%	4.40%	4.40%	4.40%
Carrying value | ¥						¥ 6,795		¥ 6,290
Effective interest rate					4.44%	4.44%	4.44%	4.44%
US$1,000 million 3.250% notes due 2061 | Unsecured senior notes
Unsecured senior notes
Principal amount | $					$ 1,000		$ 1,000
Fixed interest rate					3.25%	3.25%	3.25%	3.25%
Carrying value | ¥						¥ 6,803		¥ 6,296
Effective interest rate					3.28%	3.28%	3.28%	3.28%